UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund:   BlackRock Municipal Income Trust II (BLE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

            Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.5%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,608,660
County of Jefferson Alabama Sewer Revenue, Refunding RB, Senior Lien (a):
Convertible CAB, Series C, 0.00%, 10/01/38 (b)	630	345,706
Convertible CAB, Series C, 0.00%, 10/01/42 (b)	545	294,033
Series A, 5.00%, 10/01/44	860	804,883
Series A, 5.25%, 10/01/48	1,635	1,576,680
Series D, 6.00%, 10/01/42	3,820	3,484,642

		8,114,604
Arizona — 2.0%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	5,519,877
5.00%, 12/01/37	1,000	962,140

		6,482,017
California — 12.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/44	2,480	2,658,312
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,000,815
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,405,827
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	1,105	1,135,620
California Pollution Control Financing Authority, RB:
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	1,340	1,186,610
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (c)	1,120	960,680
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (c)	2,795	2,265,096
Municipal Bonds	Par (000)	Value
California (concluded)
California State Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	$925	$923,649
Sub-Series I-1, 6.38%, 11/01/34	1,280	1,467,750
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport Senior Series A:
5.00%, 5/15/40	6,500	6,651,060
5.25%, 5/15/39	860	911,273
City of Stockton California, Public Financing Authority, RB, Delta Water Supply, Project, Series A, 6.25%, 10/01/38	380	405,867
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 12.16%, 6/01/55 (d)	9,710	72,340
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	1,170	1,231,343
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (d):
5.41%, 8/01/33	3,000	1,049,670
5.68%, 8/01/43	2,500	474,450
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	2,043,765
6.50%, 4/01/33	10,670	12,666,997

		41,511,124
Colorado — 2.2%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,541,727
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,900	1,752,750
Colorado State Board of Governors, Refunding RB, State University System Enterprise, Series A, 5.00%, 3/01/43	1,280	1,334,362
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	1,375	1,403,572

		7,032,411

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	$1,505	$1,544,732
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,240	1,272,091
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,400	4,190,692

		5,462,783
District of Columbia — 5.6%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	820	830,676
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	3,250	3,381,723
6.75%, 5/15/40	11,500	11,442,385
Metropolitan Washington Airports Authority, Refunding RB, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	547,591
5.25%, 10/01/44	2,000	2,018,860

		18,221,235
Florida — 8.2%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,397,272
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,639,276
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	1,000	995,340
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.25%, 10/01/38	2,855	2,863,251
Series A-1, 5.38%, 10/01/41	1,255	1,289,939
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	5,000	5,083,650
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	$2,175	$2,199,121
Series B, 5.00%, 7/01/42	2,735	2,748,155
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	3,085	3,234,376
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	3,300	3,610,662
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (e)(f)	1,895	1,412,040

		26,473,082
Georgia — 0.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	930,894
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,583,526
Illinois — 15.5%
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,191,050
Series C, 6.50%, 1/01/41	6,430	7,202,822
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/33	4,940	4,622,358
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	895	910,287
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,161,972
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,041,327
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	882,003
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,058,505
Ascension Health, Series A, 5.00%, 11/15/42	1,925	1,895,990

2	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
Central Dupage Health, Series B, 5.50%, 11/01/39	$1,750	$1,837,028
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	395,595
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30 (b)	10,500	11,051,670
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	2,520	2,498,958
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	3,330	3,171,625
Series B-2, 5.00%, 6/15/50	2,725	2,593,491
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	570,502
6.00%, 6/01/28	1,255	1,366,281
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	705,879
		50,157,343
Indiana — 6.5%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	1,230	1,132,547
4.00%, 2/01/38	1,975	1,776,433
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	849,470
7.00%, 1/01/44	2,035	2,045,277
Indiana Finance Authority, RB, Series A:
Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	429,715
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,407,816
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	929,375
Wastewater Utility, CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,665,563
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB, Community Health Network Project, Series A, 5.00%, 5/01/42	$2,050	$1,980,546
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	3,675	3,678,381
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,319,904
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	430	446,908
5.00%, 1/15/40	1,380	1,420,696
		21,082,631
Iowa — 2.1%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	1,255	1,056,459
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,040	1,003,922
5.50%, 12/01/22	2,550	2,399,729
5.25%, 12/01/25	500	448,455
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,765	1,827,004
		6,735,569
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Series A:
Catholic Health Initiatives, 5.25%, 1/01/45	1,060	1,045,552
Owensboro Medical Health System, Inc., 6.38%, 6/01/40	410	427,712
		1,473,264
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, Series A-1, 6.50%, 11/01/35	3,650	3,911,778

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	$1,100	$1,117,886
5.25%, 5/15/31	935	924,453
5.25%, 5/15/32	1,195	1,175,558
5.25%, 5/15/33	1,300	1,273,597
5.25%, 5/15/35	545	531,293

		8,934,565
Maryland — 1.9%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	479,171
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,240	1,289,054
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,850	1,825,154
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	2,400	2,505,768

		6,099,147
Massachusetts — 0.8%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	955	966,087
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,540	1,614,490

		2,580,577
Michigan — 3.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	1,705	1,536,631
5.25%, 7/01/39	4,825	4,409,664
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,523,565
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	$2,305	$2,193,438

		9,663,298
Missouri — 2.4%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	6,000,780
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	282,497
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,128,462
Missouri State Health & Educational Facilities Authority, Refunding RB, St. Lewis College of Pharmacy Project, 5.50%, 5/01/43	265	264,987

		7,676,726
Multi-State — 4.3%
Centerline Equity Issuer Trust (c)(g):
Series A-4-1, 5.75%, 5/15/15	1,000	1,062,040
Series A-4-2, 6.00%, 5/15/19	3,500	4,012,960
Series B-3-1, 6.00%, 5/15/15	5,000	5,311,350
Series B-3-2, 6.30%, 5/15/19	3,000	3,479,610

		13,865,960
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	898,043
5.00%, 9/01/42	1,570	1,502,977
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,282,723

4	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska (concluded)
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	$1,635	$1,667,373

		5,351,116
Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,534,636
New Jersey — 6.8%
New Jersey EDA, RB: Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	2,130	2,041,946
5.25%, 9/15/29	2,130	1,972,316
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	8,209,120
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	1,405	1,448,470
5.00%, 1/01/43	2,160	2,203,740
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.00%, 6/15/42	2,000	2,023,520
Series B, 5.25%, 6/15/36	2,690	2,800,344
Rutgers — The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	545	572,986
5.00%, 5/01/43	570	593,894

		21,866,336
New York — 6.4%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (e)(f)	985	147,760
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (h)	6,700	7,251,343
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	2,787,361
Municipal Bonds	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB, Liberty, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$1,335	$1,408,438
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	3,625	3,730,560
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,930	2,067,667
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Special Project, Series 8:
6.00%, 12/01/36	1,410	1,515,722
6.00%, 12/01/42	1,635	1,747,553

		20,656,404
North Carolina — 5.6%
County of Gaston Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	6,500	5,665,010
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	8,930	8,741,130
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,542,537
North Carolina Medical Care Commission, Refunding RB:
1st Mortage, Aldersgate, 6.25%, 7/01/35	1,530	1,479,816
Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	625	655,188

		18,083,681
Ohio — 2.5%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,457,437

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A, 6.13%, 7/01/40	$710	$695,587
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	1,140	1,078,794
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	3,025	2,923,511

		8,155,329
Pennsylvania — 1.3%
City of Allentown Pennsylvania Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,226,125
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	2,065	2,092,547

		4,318,672
Puerto Rico — 0.6%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 8.10%, 8/01/36 (d)	11,875	1,962,463
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,595	3,713,995
Tennessee — 1.1%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,470	1,456,579
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, Refunding RB, Vanderbilt University, Series D, 3.25%, 10/01/37	2,505	2,060,187

		3,516,766
Texas — 18.2%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	2,400	83,976
Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	$2,350	$2,403,768
Sub-Lien, 5.00%, 1/01/33	390	350,509
Sub-Lien, 5.00%, 1/01/42	345	292,643
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,650	1,747,284
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,832,550
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,355,706
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	2,758,872
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy, Inc. Project, Series A, 4.75%, 5/01/38	1,400	1,209,222
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Home Inc., Project, Series B, 7.00%, 1/01/48 (a)	485	481,843
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 7.01%, 11/15/36 (d)	25,375	5,216,085
County of Matagorda Texas Navigation District No. 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	1,170	1,039,557
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 5.02%, 9/15/37 (d)	7,605	2,337,473
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	4,977,258
Dallas-Fort Worth International Airport, Refunding ARB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	3,600	3,478,896
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	6,790	7,217,702

6	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	$3,600	$3,995,028
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/29	1,500	1,458,000
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,280,230
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,242,880
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	1,310	1,288,660

		59,048,142
Utah — 0.8%
University of Utah, RB, General, Series A, 5.00%, 8/01/43	685	714,859
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,085	791,226
3.25%, 10/15/42	1,660	1,146,230

		2,652,315
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,728,728
6.00%, 1/01/37	3,180	3,274,350

		5,003,078
Washington — 2.4%
City of Bellingham Washington Water & Sewer, RB, Water & Sewer Systems, 5.00%, 8/01/36	5,050	5,302,197
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,534,120

		7,836,317
Municipal Bonds	Par (000)	Value
Wisconsin — 1.0%
Wisconsin State Health & Educational Facilities Authority, RB, Ascension Health Senior Care Group, 5.00%, 11/15/33	$910	$948,020
WPPI Energy Wisconsin, Refunding RB, Power Supply System, Series A:
5.00%, 7/01/29	410	432,341
5.00%, 7/01/30	515	538,530
5.00%, 7/01/31	1,125	1,171,046

		3,089,937
Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,588,206
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.50%, 1/01/33	800	864,552
5.50%, 1/01/38	750	806,535

		5,259,293
Total Municipal Bonds — 129.4%		418,673,968

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit Series C-2, 5.00%, 11/15/36	2,519	2,529,917
California — 5.7%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	2,850	3,038,556
City & County of San Francisco California Public Utilities Commission, RB, Water, Series B, 5.00%, 11/01/39	10,335	10,748,917
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM) (NPFGC), 5.00%, 8/01/32	2,530	2,655,741
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,043,911

		18,487,125

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	$4,230	$4,243,071
Series C-7, 5.00%, 9/01/36	2,710	2,721,626

		6,964,697
Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,179	5,414,320
Series X-3, 4.85%, 7/01/37	5,143	5,369,471

		10,783,791
Georgia — 1.5%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	4,805,906
Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Senior Dedicated Sales Tax, Series B, 5.00%, 10/15/41	2,461	2,564,767
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,150	3,275,307

		5,840,074
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	2,219	2,395,728
New York — 10.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	1,710	1,822,113
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series HH, 5.00%, 6/15/31 (j)	9,149	9,721,006
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,750	1,866,991
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$11,670	$12,182,896
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	7,040	7,502,035

		33,095,041
Texas — 2.3%
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	3,837,664
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,346	3,529,057

		7,366,721
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,957	3,998,289
Virginia — 2.0%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,296,719
Washington — 3.7%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,173,497
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	8,113	8,816,460

		11,989,957
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 35.4%		114,553,965
Total Long-Term Investments (Cost — $534,481,506) — 164.8%		533,227,933

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	11,625,195	11,625,195
Total Short-Term Securities (Cost — $11,625,195) — 3.6%		11,625,195

8	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $546,106,701*) — 168.4%	$544,853,128
Liabilities in Excess of Other Assets — (0.5)%	(1,727,446)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.1%)	(68,289,647)
VMTP Shares, at Liquidation Value — (46.8%)	(151,300,000)

Net Assets Applicable to Common Shares — 100.0%	$323,536,035

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$479,123,729

Gross unrealized appreciation	$18,007,811
Gross unrealized depreciation	(20,550,011)

Net unrealized depreciation	$(2,542,200)

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc.	$6,505,944	$(105,525)
Scott & Stringfellow, LLC	$481,843	$616

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $14,504,167.

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
FFI Institutional Tax-Exempt Fund	3,183,216	8,441,979	11,625,195	$623

(l)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	LRB	Lease Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single Family

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(100)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$12,664,063	$63,954

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

10	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$533,227,933	—	$533,227,933
Short-Term Securities	$11,625,195	—	—	11,625,195

Total	$11,625,195	$533,227,933	—	$544,853,128

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$63,954	—	—	$63,954
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$177,000	—	—	$177,000
Liabilities:
Bank overdraft	—	$(6,766)	—	(6,766)
TOB trust certificates	—	(68,271,599)	—	(68,271,599)
VMTP Shares	—	(151,300,000)	—	(151,300,000)

Total	$177,000	$(219,578,365)	—	$(219,401,365)

There were no transfers between levels during the period ended November 30, 2013.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 24, 2014